Property and Equipment, Net - Schedule of Fixed Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 202,472	$ 202,976
Less: accumulated depreciation	134,048	124,861
Net book value	68,424	78,115
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	32,773	33,150
Furniture & Fixture [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	7,721	7,809
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	10,419	8,715
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 151,559	$ 153,302